Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash (including VIE $5,561 and $22,571, respectively)	$ 13,143	$ 29,377
Restricted Cash	334,083	29,498
Accounts receivable, net (including VIE $49,624 and $138,333, respectively)	3,449,487	4,675,588
Inventory, net (including VIE $117,816 and $257,798, respectively)	8,126,634	12,952,850
Advances to related party	1,139,619
Other current assets (including VIE $4,351 and $3,656, respectively)	90,929	99,997
Total current assets	13,153,895	17,787,310
FIXED ASSETS, net	109,169	146,496
OTHER ASSETS	218,254	311,053
TOTAL ASSETS	13,481,318	18,244,859
CURRENT LIABILITIES
Accounts payable and accruals (including VIE $95,720 and $318,073, respectively)	3,155,741	4,409,232
Working capital line of credit	8,203,725	12,109,150
Current maturities of long-term debt	31,230	35,011
Stockholder notes payable - Subordinated	2,910,136	2,910,136
Total current liabilities	14,300,832	19,463,529
LONG -TERM DEBT		33,878
TOTAL LIABILITIES	14,300,832	19,497,407
COMMITMENTS AND CONTINGENCIES
Blue Star Foods Corp. Stockholder's Deficit
Series A 8% cumulative convertible preferred stock, $0.0001 par value; 10,000 shares authorized, 1,413 shares issued and outstanding as of December 31, 2018 and 0 shares outstanding as of December 31, 2017
Common stock, $0.0001 par value, 100,000,000 shares authorized; 16,023,164 shares issued and outstanding (including 8,164 shares declared as stock dividend on December 31, 2018) as of December 31, 2018 and 15,000,000 shares outstanding as of December 31, 2017	1,603	1,500
Additional paid-in capital	3,404,774	558,257
Accumulated deficit	(3,853,139)	(1,494,927)
Total Blue Star Foods Corp. stockholder's deficit	(446,762)	(935,170)
Non-controlling interest	(440,833)	(424,081)
Accumulated other comprehensive income (VIE)	68,081	106,703
Total VIE's deficit	(372,752)	(317,378)
TOTAL STOCKHOLDER'S DEFICIT	(819,514)	(1,252,548)
TOTAL LIABILITIES AND STOCKHOLDER'S DEFICIT	$ 13,481,318	$ 18,244,859